Intangible assets	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
Intangible assets	Intangible assets
2025

	Acquired software technologies	Customer relationships	Capitalized software technologies	Total
	$	$	$	$

Cost

As at March 31, 2024	212,649	343,690	14,785	571,124
Additions	—	—	19,259	19,259
Acquired through business combinations	826	667	—	1,493
Exchange differences	(183)	(351)	—	(534)
As at March 31, 2025	213,292	344,006	34,044	591,342

Accumulated amortization

As at March 31, 2024	145,646	198,447	—	344,093
Amortization	31,619	55,479	1,334	88,432
Exchange differences	(183)	(542)	—	(725)
As at March 31, 2025	177,082	253,384	1,334	431,800

Net book value as at March 31, 2025	36,210	90,622	32,710	159,542
2024

	Acquired software technologies	Customer relationships	Capitalized software technologies	Total
	$	$	$	$

Cost

As at March 31, 2023	212,842	344,187	4,269	561,298
Additions	—	—	10,516	10,516
Exchange differences	(193)	(497)	—	(690)
As at March 31, 2024	212,649	343,690	14,785	571,124

Accumulated amortization

As at March 31, 2023	109,417	140,431	—	249,848
Amortization	36,422	58,626	—	95,048
Exchange differences	(193)	(610)	—	(803)
As at March 31, 2024	145,646	198,447	—	344,093

Net book value as at March 31, 2024	67,003	145,243	14,785	227,031